INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
INVENTORIES
Schedule of inventories

	At December 31,
	2010	2011
Raw materials	$220.9	$138.4
Work-in-process	8.0	5.4
Finished goods	329.3	372.7
	$558.2	$516.5